Note C - Securities - Securities Held-to-maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Securities held to maturity, amortized cost	$ 17,581	$ 18,665
Securities held to maturity, gross unrecognized gains	533	654
Securities held to maturity, gross unrecognized losses	(35)	(148)
Total debt securities, held to maturity, fair value	18,079	19,171
US States and Political Subdivisions Debt Securities [Member]
Securities held to maturity, amortized cost	17,577	18,661
Securities held to maturity, gross unrecognized gains	533	654
Securities held to maturity, gross unrecognized losses	(35)	(148)
Total debt securities, held to maturity, fair value	18,075	19,167
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities held to maturity, amortized cost	4	4
Securities held to maturity, gross unrecognized gains
Securities held to maturity, gross unrecognized losses
Total debt securities, held to maturity, fair value	$ 4	$ 4